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                                                October 30, 1996




VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Attention:   Division of Investment Management

                Re:  Merrill Lynch Basic Value Fund, Inc.
                     Post-Effective Amendment No. 25 to the
                     Registration Statement on Form N-1A
                     (Securities Act File No. 2-58521;
                     Investment Company Act No. 811-2739)
                     ---------------------------------------

Ladies and Gentlemen:

        Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Merrill Lynch Basic Value Fund, Inc. (the "Fund") hereby certifies that:

        (1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 25 to the Fund's Registration Statement on Form N-1A; and

        (2) the text of Post-Effective Amendment No. 25 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on October 28, 1996.


                                     Very truly yours,

                                     MERRILL LYNCH BASIC VALUE FUND, INC.


                                     By:  /s/ James W. Harshaw, III
                                          -------------------------------
                                          James W. Harshaw, III
                                          Assistant Secretary